Fair Value of Option Calculation Weighted Average Assumptions (Detail)	12 Months Ended
Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	5 years 6 months 18 days
Risk-free interest rates	1.53%
Expected dividend yield
Expected volatility	70.66%